Financial structure and financial costs - Liquidity risk (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial structure, financial costs and financial instruments
Committed credit facilities granted by banks	$ 11,527
Unutilized credit facilities	11,387
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(39,391)	$ (43,961)	$ (48,630)
Non-current financial assets excluding derivative financial instruments	1,308	1,428	1,522
Current borrowings	(9,590)	(15,502)	(15,035)
Other current financial liabilities	(446)	(488)	(372)
Current financial assets	6,585	8,746	12,315
Assets and liabilities available for sale or exchange	(310)	38	4
Cash and cash equivalents	27,263	33,026	21,342	$ 31,268
Net amount before financial expense	(14,581)	(16,713)	(28,854)
Financial expense on non-current financial debt	(6,508)	(7,236)	(8,550)
Interest differential on swaps	(1,843)	(2,261)	(1,970)
NET AMOUNT	(22,932)	(26,210)	(39,374)
Financial assets and liabilities related to operating activities
Accounts payable	(41,335)	(41,346)	(36,837)
Other operating liabilities	(19,937)	(35,186)	(27,294)
Accounts receivable, net	23,442	24,378	21,983
Other operating receivables	14,952	28,289	29,553
TOTAL	(22,878)	(23,865)	(12,595)
Credit facility March 2022
Financial structure, financial costs and financial instruments
Unutilized credit facilities		8,000
Not later than one year
Maturity of financial assets and liabilities
Current borrowings	(9,590)	(15,502)	(15,035)
Other current financial liabilities	(446)	(488)	(372)
Current financial assets	6,585	8,746	12,315
Assets and liabilities available for sale or exchange	(310)	38	4
Cash and cash equivalents	27,263	33,026	21,342
Net amount before financial expense	23,502	25,820	18,254
Financial expense on non-current financial debt	(469)	(662)	(821)
Interest differential on swaps	(355)	(431)	(217)
NET AMOUNT	22,678	24,727	17,216
Year 2
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(5,079)	(6,719)	(6,073)
Non-current financial assets excluding derivative financial instruments	132	367	41
Net amount before financial expense	(4,947)	(6,352)	(6,032)
Financial expense on non-current financial debt	(517)	(583)	(786)
Interest differential on swaps	(265)	(312)	(235)
NET AMOUNT	(5,729)	(7,247)	(7,053)
Year 3
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(3,816)	(4,527)	(6,328)
Non-current financial assets excluding derivative financial instruments	107	85	41
Net amount before financial expense	(3,709)	(4,442)	(6,287)
Financial expense on non-current financial debt	(460)	(515)	(664)
Interest differential on swaps	(261)	(264)	(232)
NET AMOUNT	(4,430)	(5,221)	(7,183)
Year 4
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(3,615)	(3,356)	(4,420)
Non-current financial assets excluding derivative financial instruments	244	85	38
Net amount before financial expense	(3,371)	(3,271)	(4,382)
Financial expense on non-current financial debt	(430)	(449)	(576)
Interest differential on swaps	(216)	(272)	(229)
NET AMOUNT	(4,017)	(3,992)	(5,187)
Year 5
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(4,356)	(3,503)	(3,314)
Non-current financial assets excluding derivative financial instruments	100	85	37
Net amount before financial expense	(4,256)	(3,418)	(3,277)
Financial expense on non-current financial debt	(390)	(416)	(506)
Interest differential on swaps	(209)	(221)	(221)
NET AMOUNT	(4,855)	(4,055)	(4,004)
More than 5 years
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(22,525)	(25,856)	(28,495)
Non-current financial assets excluding derivative financial instruments	725	806	1,365
Net amount before financial expense	(21,800)	(25,050)	(27,130)
Financial expense on non-current financial debt	(4,242)	(4,611)	(5,197)
Interest differential on swaps	(537)	(761)	(836)
NET AMOUNT	(26,579)	(30,422)	(33,163)
Derivative financial instruments related to commodity contracts
Financial assets and liabilities related to operating activities
Other operating liabilities	(7,650)	(18,774)	(16,166)
Other operating receivables	7,012	$ 20,220	$ 22,412
TotalEnergies SE
Financial structure, financial costs and financial instruments
Committed credit facilities granted by banks	$ 10,559